Financial (Income) and Expenses	12 Months Ended
Dec. 31, 2022
Financial (Income) and Expenses [Abstract]
FINANCIAL (INCOME) AND EXPENSES

NOTE 14 – FINANCIAL (INCOME) AND EXPENSES:

Income	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020

Revaluation of financial liabilities at fair value through profit or loss	(2,592)	-	-
Foreign currency transaction income	(1,774)	-	-
Interest on deposits	(308)	(1)	-
Others	(4)	-	-
Total	(4,678)	(1)	-

Expenses	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020

Revaluation of financial liabilities at fair value through profit or loss	-	2,183	893
Foreign currency transaction loss, net	-	1,186	-
Revaluation of liability in respect of government grants	138	69	40
Finance expense in respect of lease liability	37	6	5
Others	6	80	21
Total	181	3,524	959